STOCKHOLDER EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 – STOCKHOLDER EQUITY

Preferred stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value preferred stock. As of March 31, 2015 and December 31, 2014,  the Company has designated 200 shares of Series A preferred stock, 600 shares of Series B preferred stock and 4,200 , shares of Series C preferred stock.   As of March 31, 2015 and December 31, 2014, there were no outstanding shares of Series A and Series B preferred stock.

During January 2015, the Company issued an aggregate of 42,334 shares of its commons stock in exchange for 50 shares of the Company’s Series C 9% Convertible preferred stock and accrued dividends.

During March 2015, the Company issued an aggregate of 169,334 shares of its commons stock in exchange for 200 shares of the Company’s Series C 9% Convertible preferred stock and accrued dividends.

As of March 31, 2015 and December 31, 2014, the Company has 2,461 and 2,711 Series C 9% Convertible Preferred Stock issued and outstanding.

Common stock

The Company is authorized to issue 50,000,000 shares of $0.001 par value common stock. As of March 31, 2015 and December 31, 2014, the Company has 13,159,694 and 11,179,266 shares issued and outstanding, respectively.

During the three months ended March 31, 2015, the Company issued an aggregate of 370,000 shares of common stock under the terms of its 2012 Equity Plan for services rendered totaling $928,900 ($2.51 average per share).

During the three months ended March 31, 2015, the Company entered into securities purchase agreements with investors pursuant to which the Company issued 1,398,760 shares of common stock and warrants for aggregate net proceeds of $3,042,213.

In connection with the securities purchase agreements described above, the Company entered into a registration rights agreement whereas the Company is required to file a registration statement registering for resale the  a) all of the purchase agreement Shares, (b) all investor warrant Shares then issuable upon exercise of the investor warrants, (c)  the shares of common stock underlying the investment banker warrants; (d) any additional shares of Common Stock issuable in connection with any anti-dilution provisions in the investor warrants and the investment banker warrants (e) any securities issued or then issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing. The Company is required to file a registration statement the 45 days following the final closing date and must be declared effective no later than 180 days from the filing date.

The Company was required to maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold.  If the Company failed to comply with the registration statement filing and effective date requirements, the Company is required to pay the investors a fee equal to 1% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 6% to each Purchaser.

Stock based payable

The Company is obligated to issue shares of its common stock to board members and consultants for past and future services.  The estimated liability as of March 31, 2015 and December 31, 2014 of $646,066 and $226,305 was determined based on services rendered  for past services as of March 31, 2015 and December 31, 2014, respectively.

As of March 31, 2015, the Company is obligated to issue an aggregate of 352,500 shares of its common stock.  These shares were considered issued as of the date of obligation in determining the weighted average number of outstanding shares used in the basic loss per common share calculation.

NOTE 10 – STOCKHOLDER EQUITY
There is not a viable market for the Company’s common stock to determine its fair value; therefore, management is required to estimate the fair value to be utilized in the determining stock based compensation costs.  In estimating the fair value, management considers recent sales of its common stock to independent qualified investors, placement agents’ assessments of the underlying common shares relating to our sale of preferred stock and validation by independent fair value experts. Considerable management judgment is necessary to estimate the fair value.  Accordingly, actual results could vary significantly from management’s estimates.

Preferred stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value preferred stock. As of December 31, 2014 and 2013,  the Company has designated and issued 200 and 184.4 shares of Series A preferred stock, respectively, designated and issued 600 and 177.5 shares of Series B preferred stock, respectively. See Note 8.

As of December 31, 2014 and 2013, the Company designated and issued 4,200 and 2,781 shares of Series C 9% convertible preferred stock, respectively. See Note 9.

On June 23, 2014, the Company issued an aggregate of 577,901 and 493,818 shares of its common stock in exchange of all the issued and outstanding Series A and Series B preferred stock.

During December 2014, the Company issued an aggregate of 59,267 shares of its commons stock in exchange for 70 shares of the Company’s Series C 9% Convertible Preferred Stock and accrued dividends.

Common stock

The Company is authorized to issue 50,000,000 shares of $0.001 par value common stock. As of December 31, 2014 and 2013, the Company has 11,179,266 and 8,412,101 shares issued and outstanding, respectively.

During the year ended December 31, 2013, the Company issued an aggregate of 21,412 shares of common stock for services rendered totaling $44,751 ($2.09 per share).

During the year ended December 31, 2013, the Company issued an aggregate of 122,449 shares of common stock for cash rendered totaling $247,174 ($2.45 per share).

During the year ended December 31, 2014, the Company issued 654,000 shares of its common stock (net of shares exchanged) under the terms of its 2012 Equity Plan for services rendered totaling $1,635,000 ($2.50 per share).

During the year ended December 31, 2014, the Company issued 26,000 shares of its common stock in settlement of $65,000 related party debt ($2.50 per share).

During the year ended December 31, 2014, the Company entered into a securities purchase agreement with investors pursuant to which the Company issued 956,179 shares of common stock and five-year warrants for aggregate net proceeds of $1,969,410.

Stock based payable

The Company is obligated to issue an aggregate of 417,500 shares of its common stock to consultants for past and future services.  The estimated liability as of December 31, 2014 of $226,305 ($2.50 per share) was determined based on services rendered in 2014.